Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited)		6 Months Ended
		Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues		¥ 24,739,480	$ 3,471,331	¥ 52,268,716
Cost of revenues		24,709,417	3,467,112	115,167,091
Gross profit (loss)		30,063	4,219	(62,898,375)
Operating expenses:
Selling and marketing expenses		4,334,564	608,206	9,501,537
General and administrative expenses		25,453,212	3,571,478	31,041,335
Research and development expenses		28,934,228	4,059,919	32,953,337
Total operating expenses		58,722,004	8,239,603	73,496,209
Loss from operations		(58,691,941)	(8,235,384)	(136,394,584)
Other expenses (income):
Finance expense (income)		(607,804)	(85,284)	1,600,591
Interest expenses		2,009,586	281,976
Interest income		(96,679)	(13,566)	(335,986)
Other income		(851,374)	(119,461)	(3,339,708)
Total other expenses (income)		453,729	63,665	(2,075,103)
Loss before income tax provision		(59,145,670)	(8,299,049)	(134,319,481)
Income tax provision
Net loss		(59,145,670)	(8,299,049)	(134,319,481)
Less: net loss attributable to noncontrolling interests		(1,911,930)	(268,273)
Net loss attributable to Nano Labs Ltd		(57,233,740)	(8,030,776)	(134,319,481)
Comprehensive income (loss):
Net loss		(59,145,670)	(8,299,049)	(134,319,481)
Other comprehensive income:
Foreign currency translation adjustment		4,800,723	673,616	1,771,255
Total comprehensive loss		(54,344,947)	(7,625,433)	(132,548,226)
Comprehensive loss attributable to noncontrolling interests		(1,912,013)	(268,285)
Comprehensive loss attributable to Nano Labs Ltd		¥ (52,432,934)	$ (7,357,148)	¥ (132,548,226)
Net loss per ordinary share:
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (0.85)	$ (0.12)	¥ (2.41)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (0.85)	$ (0.12)	¥ (2.41)
Weighted average number of shares used in per share calculation:
Basic (in Shares)	[1]	67,666,712	67,666,712	55,748,336
Diluted (in Shares)	[1]	67,666,712	67,666,712	55,748,336

[1]	After giving effect of the reverse stock split, see Note 11.